Net Operating Revenue - Schedule of Contract Asset Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Contract Asset Activity [Abstract]
Begining Balance	R$ 4,862	R$ 2,272
Ending Balance	4,629	4,862
Decrease from transfers to accounts receivable	R$ (233)	(2,272)
Increase from changes based on work in progress		R$ 4,862